PROPERTY AND EQUIPMENT	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

10. PROPERTY AND EQUIPMENT

Computer
equipment
Net book value - December 31, 2020	$2,564
Depreciation	(780)
Movement in foreign exchange	19
Net book value - December 31, 2021	1,803
Depreciation	(527)
Movement in foreign exchange	(95)
Net book value - December 31, 2022	1,181

5.FIXED ASSETS

Computer
Equipment
$
Balance April 21, 2020	—

Additions	3,841
Depreciation	(576)
Balance December 31, 2020	3,265

Depreciation	(980)
Balance December 31, 2021	2,285